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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         University Capital Strategies Group, LLC
                 ----------------------------------------
   Address:      #444 - 408 St. Peter Street
                 ----------------------------------------
                 St. Paul, MN 55102
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-11803
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick J. Hess
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   651-251-0380
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Patrick J. Hess          St. Paul, Minnesota      2/12/07
   -------------------------------    -------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      38
                                        --------------------

Form 13F Information Table Value Total:      $131,550
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
                                                      VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE
KINDER MORGAN INC         COM            49455P101 $  4,335.75    41,000 SH              SOLE                  41,000
AZTAR CORP                COM            054802103 $ 13,596.51   249,844 SH              SOLE                 249,844
BROADWING CORP            COM            11161E101 $ 13,508.32   864,809 SH              SOLE                 864,809
EXCEL TECHNOLOGY INC      COM            30067T103 $ 10,324.21   403,447 SH              SOLE                 403,447
UNIVISION COMMUNICATIONS
 INC                      CLA            914906102 $  9,409.39   265,652 SH              SOLE                 265,652
CHIPOTLE MEXICAN GRILL
 INC                      CLB            169656204 $  8,675.16   166,830 SH              SOLE                 166,830
CLEAR CHANNEL
 COMMUNICATIONS           COM            184502102 $  3,041.02    85,518 SH              SOLE                  85,518
RAILAMERICA INC           COM            750753105 $  6,380.66   396,807 SH              SOLE                 396,807
MORTGAGEIT HOLDINGS INC   COM            61915Q108 $  1,593.56   108,038 SH              SOLE                 108,038
AT ROAD INC               COM            04648K105 $  5,782.58   792,134 SH              SOLE                 792,134
GIANT INDUSTRIES INC      COM            374508109 $  4,887.04    65,204 SH              SOLE                  65,204
KEYSPAN CORP              COM            49337W100 $    260.30     6,321 SH              SOLE                   6,321
DELTA & PINE LAND CO      COM            247357106 $  1,826.60    45,157 SH              SOLE                  45,157
TRAFFIC.COM INC           COM            892717109 $  4,300.50   542,993 SH              SOLE                 542,993
PEMSTAR INC               COM            706552106 $  4,215.55 1,094,948 SH              SOLE               1,094,948
STONE ENERGY CORP         COM            861642106 $  2,915.07    82,463 SH              SOLE                  82,463
VITALSTREAM HOLDINGS INC  COM            92847T209 $  2,918.54   290,691 SH              SOLE                 290,691
AMERICAN POWER CONVERSION
 CORP                     COM            029066107 $  2,897.88    94,733 SH              SOLE                  94,733
KANBAY INTERNATIONAL INC  COM            48369P207 $  2,530.24    87,947 SH              SOLE                  87,947
PHELPS DODGE CORP         COM            717265102 $  2,477.96    20,698 SH              SOLE                  20,698
SYMBOL TECHNOLOGIES INC   COM            871508107 $  2,309.57   154,590 SH              SOLE                 154,590
HUNTSMAN CORP             COM            447011107 $  2,126.35   107,636 SH              SOLE                 107,636
OREGON STEEL MILLS INC    COM            686079104 $  2,184.35    35,000 SH              SOLE                  35,000
RITA MEDICAL SYSTEMS INC  COM            76774E103 $  2,132.39   463,564 SH              SOLE                 463,564
DIRECT GENERAL CORP       COM            25456W204 $  1,988.75    96,354 SH              SOLE                  96,354
LONGVIEW FIBRE CO         COM            543213102 $  1,979.14    90,166 SH              SOLE                  90,166
BIOMET INC                COM            090613100 $  1,896.23    45,947 SH              SOLE                  45,947
RIVIERA HOLDINGS CORP     COM            769627100 $  1,816.32    75,179 SH              SOLE                  75,179
CONOR MEDSYSTEMS INC      COM            208264101 $  1,674.43    53,445 SH              SOLE                  53,445
INTER TEL INC             COM            458372109 $  1,430.96    64,574 SH              SOLE                  64,574
MCDATA CORP               CLB            580031102 $  1,186.31   215,302 SH              SOLE                 215,302
BLOCKBUSTER INC           CLB            093679207 $  1,091.23   222,700 SH              SOLE                 222,700
READERS DIGEST
 ASSOCIATION INC          COM            755267101 $  1,053.77    63,100 SH              SOLE                  63,100
INDUS INTERNATIONAL INC   COM            45578L100 $    907.31   239,397 SH              SOLE                 239,397
REPUBLIC BANCORP INC      COM            760282103 $    721.17    53,579 SH              SOLE                  53,579
SITEL CORP                COM            82980K107 $    733.41   173,794 SH              SOLE                 173,794
VALERA PHARMACEUTICALS
 INC                      COM            91914F100 $    201.33    24,856 SH              SOLE                  24,856
ZAPATA CORP               COM            989070602 $    131.23    18,747 SH              SOLE                  18,747

                                                   $131,550.07
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